Pacer S&P 500 Quality FCF R&D Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 8.5%
Alphabet, Inc. - Class C	50	$16,926
Electronic Arts, Inc.	150	30,588
Meta Platforms, Inc. - Class A	32	22,928
Trade Desk, Inc. - Class A (a)	360	10,919
		81,361

Consumer Discretionary - 5.3%
Airbnb, Inc. - Class A (a)	206	26,650
eBay, Inc.	136	12,406
Garmin Ltd.	60	12,098
		51,154

Financials - 1.7%
Coinbase Global, Inc. - Class A (a)	86	16,748

Health Care - 31.9% (b)
AbbVie, Inc.	52	11,596
Amgen, Inc.	54	18,461
Biogen, Inc. (a)	158	28,423
Bristol-Myers Squibb Co.	452	24,883
Edwards Lifesciences Corp. (a)	218	17,736
Gilead Sciences, Inc.	148	21,009
Incyte Corp. (a)	356	35,625
Intuitive Surgical, Inc. (a)	27	13,614
Johnson & Johnson	78	17,725
Merck & Co., Inc.	306	33,743
Pfizer, Inc.	608	16,075
Regeneron Pharmaceuticals, Inc.	44	32,624
Vertex Pharmaceuticals, Inc. (a)	74	34,773
		306,287

Information Technology - 52.5% (b)
Adobe, Inc. (a)	48	14,076
Analog Devices, Inc.	58	18,031
AppLovin Corp. - Class A (a)	22	10,408
Arista Networks, Inc. (a)	106	15,025
Autodesk, Inc. (a)	74	18,712
Broadcom, Inc.	44	14,577
Cadence Design System, Inc. (a)	96	28,451
Cisco Systems, Inc.	184	14,411
Crowdstrike Holdings, Inc. - Class A (a)	50	22,070
Datadog, Inc. - Class A (a)	204	26,381
F5, Inc. (a)	58	15,985
GoDaddy, Inc. - Class A (a)	132	13,269
Intuit, Inc.	24	11,974
Keysight Technologies, Inc. (a)	96	20,768
Microchip Technology, Inc.	226	17,158
Monolithic Power Systems, Inc.	14	15,738
NetApp, Inc.	116	11,177
NVIDIA Corp.	86	16,437
NXP Semiconductors NV	76	17,187
Palantir Technologies, Inc. - Class A (a)	122	17,884
Palo Alto Networks, Inc. (a)	106	18,759
PTC, Inc. (a)	80	12,490
QUALCOMM, Inc.	120	18,191
salesforce.com, Inc.	58	12,313
ServiceNow, Inc. (a)	118	13,807
Skyworks Solutions, Inc.	160	8,922
Synopsys, Inc. (a)	70	32,558
Teradyne, Inc.	96	23,141
Workday, Inc. - Class A (a)	134	23,534
		503,434
TOTAL COMMON STOCKS (Cost $998,760)		958,984

TOTAL INVESTMENTS - 99.9% (Cost $998,760)		958,984
Other Assets in Excess of Liabilities - 0.1%		557
TOTAL NET ASSETS - 100.0%		$959,541

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer S&P 500 Quality FCF R&D Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$958,984	$–	$–	$958,984
Total Investments	$958,984	$–	$–	$958,984

Refer to the Schedule of Investments for further disaggregation of investment categories.